INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS
Intangible assets were as follows (RMB in millions):

	2019	2020
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,844	1,872
Technology	633	610
Others	518	799
Intangible assets not subject to amortization
Trade mark	11,613	11,776
Others	159	158

	14,767	15,215

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(923)	(1,176)
Technology	(450)	(541)
Others	(221)	(242)

	(1,594)	(1,959)

Net book value
Intangible assets to be amortized
Business Relationship	921	696
Technology	183	69
Others	297	557
Intangible assets not subject to amortization
Trade mark	11,613	11,776
Others	159	158

	13,173	13,256

Indefinite-lived intangible assets are not subject to the limitation on their useful lives. The Company evaluates to determine whether events and circumstances continue to support an indefinite useful life in each reporting period.
Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Company amortizes its finite-lived intangible assets over their estimated economic useful lives using the straight-line method:

Business Relationship	5 -10 years
Technology	5 -10 years
Others	3 -15 years

Amortization expense for the years ended December 31, 2018, 2019 and 2020 was approximately RMB433 million, RMB437 million and RMB424 million respectively.
The annual estimated amortization expense for intangible assets subject to amortization for the five succeeding years is as follows (RMB in millions):

Amortization
2021	278
2022	240
2023	186
2024	181
2025	155

1,040